Fair Value Measurement (Details) - 12 months ended Aug. 31, 2021 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Fair Value Disclosures [Abstract]
Impairment charge	¥ 1,372,582	$ 212,461